Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Managed Pool Series
Prospectus Date	rr_ProspectusDate	Dec. 05, 2014
Document Creation Date	dei_DocumentCreationDate	Dec. 12, 2014